Stockholders' Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands								12 Months Ended
	Dec. 30, 2020	Oct. 29, 2020	Aug. 28, 2020	Mar. 27, 2018	Aug. 17, 2017	Jun. 15, 2016	May 15, 2014	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Aug. 20, 2020
Class of Stock [Line Items]
Increase in shares authorized to issue								81,668,190
Common stock per share								$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized								26,668,190
Preferred stock, Par value								$ 0.0001
Convertible notes payable							$ 8,000
Debt conversion, number of shares issued								19,587	17,493
Preferred stock dividend rate								8.00%
EIB Loan [Member]
Class of Stock [Line Items]
Stock issued during period warrants issued		454,899	454,899
Warrants exercise price per share		$ 0.0001									$ 0.0001
Warrants and rights ourstanding								$ 3,810
Eastward Loan Facility [Member]
Class of Stock [Line Items]
Stock issued during period warrants issued	188,916
Warrants exercise price per share	$ 3.97
Proceeds from issue of warrants	$ 542
SVB Loan Agreement [Member]
Class of Stock [Line Items]
Stock issued during period warrants issued				209,695
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized								12,671,911	12,671,911	12,671,911
Preferred stock shares issued							5,506,734	12,671,911	12,671,911	12,671,911
Preferred stock, Par value							$ 4.1767	$ 0.0001	$ 0.0001	$ 0.0001
Proceeds from issue of preferred stock							$ 22,900
Debt conversion, number of shares issued							7,165,177
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized								4,869,754	4,869,754	4,869,754
Preferred stock shares issued						4,869,754		4,869,754	4,869,754	4,869,754
Preferred stock, Par value						$ 7.2615		$ 0.0001	$ 0.0001	$ 0.0001
Proceeds from issue of preferred stock						$ 35,228
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized								9,126,525	9,126,525	9,126,525
Preferred stock shares issued					5,270,120			7,506,273	7,506,273	7,592,402
Preferred stock, Par value					$ 8.7078			$ 0.0001	$ 0.0001	$ 0.0001
Proceeds from issue of preferred stock					$ 45,800
Convertible notes payable					$ 15,600
Debt conversion, number of shares issued					2,236,153
Director [Member]
Class of Stock [Line Items]
Common stock, Increase in authorized shares								55,000,000
Director [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares issued								12,671,911
Director [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares issued								4,869,754
Director [Member] | Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares issued								9,126,525